COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2017
COMMITEMENTS AND CONTINGENCIES [abstract]
Disclosure of commitments and contingencies

31.      COMMITMENTS AND CONTINGENCIES

(i)        Capital commitments

As at December 31, 2017, the Group had the following capital commitments, principally for the construction of property, plant and equipment:

	2016	2017
Contracted, but not provided for (1)	46,515	46,704

(1)   The capital commitments contracted, but not provided for, include the estimated payments to the Ministry of Land and Resources of the PRC for the next five years with respect to the Group's exploration and production licenses.

The above table includes a commitment of approximately RMB4,030 million (December 31, 2016: RMB2,482 million) contracted with the CNOOC Group.

Capital commitments of a joint venture:

	2016	2017
Contracted, but not provided for	360	691

As at December 31, 2017, the Group had unutilized banking facilities amounting to approximately RMB53,749 million (December 31, 2016: RMB60,697 million).

(ii)      Operating leasecommitments

a.       Office properties

The Group leases certain of its office properties under operating lease arrangements. Leases for properties are negotiated for terms ranging from 6 months to 20 years.

As at December 31, 2017, the Group had total minimum lease payments under non-cancellable operating leases falling due as follows:

	2016	2017

Commitments due:
No later than one year	1,317	1,630
Later than one year and not later than two years	896	1,048
Later than two years and not later than five years	1,534	1,274
Later than five years	1,963	1,774

	5,710	5,726

The above table includes minimum lease payments of approximately RMB1,218 million (December 31, 2016: RMB639 million) to the CNOOC Group.

31.      COMMITMENTS AND CONTINGENCIES (continued)

(ii)      Operating lease commitments(continued)

a.       Office properties (continued)

Office properties commitments of a joint venture:

	2016	2017

Commitments due:
No later than one year	25	18
Later than one year and not later than two years	17	12
Later than two years and not later than five years	26	16
Later than five years	51	23

	119	69

b.       Plant and equipment

The Group leases certain of its plant and equipment under operating lease arrangements for a term from 1 year to 25 years.

As at December 31, 2017, the Group had total minimum lease payments under non-cancellable operating leases falling due as follows:

	2016	2017

Commitments due:
No later than one year	1,378	1,272
Later than one year and not later than two years	734	875
Later than two years and not later than five years	1,316	1,616
Later than five years	3,878	3,406

	7,306	7,169

The above table includes a commitment of approximately RMB3,366 million (December 31, 2016: RMB3,211 million) to the CNOOC Group.

31.      COMMITMENTS AND CONTINGENCIES (continued)

(iii)     Contingencies

(i)   Two oil spill accidents ( the “Penglai 19-3 Oilfield Oil Spill Accidents”) occurred on June 4, and June 17, 2011 respectively at Platforms B and C of the Penglai 19-3 oilfield, which is being operated under a production sharing contract (the “PSC”) among CNOOC China Limited, a subsidiary of the Company, and two subsidiaries of ConocoPhillips, a U.S. based oil company, among which ConocoPhillips China Inc. (the “COPC”) was the operator and responsible for the daily operations of the oilfield when the Penglai 19-3 Oilfield Oil Spill Accidents occurred.

On August 10, 2015, the Company received a Notice Calling for Responses from the Qingdao Maritime Court of the People’s Republic of China (the “Qingdao Maritime Court”) for a public interest action filed by China Biodiversity Conservation and Green Development Foundation (the “Plaintiff”) in relation to the Penglai 19-3 Oilfield Oil Spill Accidents (the “Lawsuit”). The Lawsuit is lodged against COPC and CNOOC China Limited. On February 2, 2018, CNOOC China Limited received a ruling dated December 28, 2017 issued by Qingdao Maritime Court (the "Ruling"). Pursuant to the Marine Environment Protection Law of the People’s Republic of China amended in 2016, Qingdao Maritime Court ruled that the Plaintiff was not an appropriate entity to file Lawsuit, and rejected it. As none of the parties to the Lawsuit appealed within the time limit, the Ruling came into effect. Therefore, CNOOC China Limited bears no liability for the Lawsuit.

The Company is of the view that there was no material financial impact of the Penglai 19-3 Oilfield Oil Spill Accidents on the Company.

(ii)As a Chinese Resident Enterprise, the Company may be liable to pay taxes on the deemed interest income for the funding provided to its overseas subsidiaries starting from January 1, 2008. The Company has prepared contemporaneous documentation in accordance with applicable PRC tax laws and regulations and is currently awaiting confirmation from its in-charge tax authority.

The Group is subject to tax in numerous jurisdictions around the world. There are audits in progress and items under review. Difference in positions taken by taxation authorities over the interpretation and application of tax laws and regulations may increase the Group'stax liability. Management has assessed the possible future outcome of matters that are currently under dispute. The Company believes that an adequate provision for future tax liability has been included in the consolidated financial statements based on available information.

In addition to the matters mentioned above, the Group is dealing with a number of other lawsuits and arbitrations that arise in the ordinary course of business. While the results of these legal proceedings cannot be ascertained at this stage, the Company believes these proceedings are not expected to have a material effect on the consolidated financial statements.